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                                  November 28, 1995


     Securities and Exchange Commission
     450 Fifth Street, N.W.
     Washington, D.C.  20549

            Re:   Rule 24f-2 Notice for Heritage Income Trust
                  (the "Trust") SEC File No. 33-30361

     Ladies and Gentlemen:

            Pursuant to Rule 24f-2 under the Investment Company Act of 1940, please be advised of the following information regarding the Trust:

            (i) The fiscal year of the Trust for which this Notice is filed is the year ended September 30, 1995.

            (ii) There were 308,618 shares of beneficial interest in the Trust which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 which remained unsold at the beginning of such fiscal year.

            (iii) There  were  no shares  of  the Trust  registered  during such fiscal year other than pursuant to Rule 24f-2.

            (iv) There were 522,786 shares of securities of the Trust sold for $4,922,921 during such fiscal year.

            (v)   There were  522,786 shares of securities of the Trust sold for
                  $4,922,921  during   such   fiscal  year   in  reliance   upon
                  registration pursuant to Rule 24f-2.

            This notice is accompanied by an opinion of counsel as to whether the securities, the registration of which this Notice makes definite in number, were legally issued, fully paid and non-assessable, and a certified check for the filing fee as required by paragraphs (b)(1)(v) and
     (c), respectively, of rule 24f-2.
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     Securities and Exchange Commission
     November 28, 1995
     Page 2


            Pursuant to Rule 24f-2(c), the filing fee accompanying this Notice was calculated as follows:

            (a)   actual aggregate  sale price  of securities  sold
                  pursuant  to  rule   24f-2  during  fiscal   year
                  (paragraph (v) above)  . . . . . . . . . . . . . .  $4,922,921


            (b)   reduced by the difference between:

                  (1)   the actual aggregate  redemption price  of
                        securities  of the  Trust redeemed  by the
                        Trust during such fiscal year  . . . . . . .  39,541,135

                        and

                  (2)   the   actual   aggregate  redemption
                        price  of  such redeemed  securities
                        previously   applied   pursuant   to
                        Rules 24e-2(a) and 24e-1 of the Act  . .               0
                                                                    ------------

            (c)         equal net sales of   . . . . . . . . . .   $(34,618,214)
                                                                   -------------

            Fee calculated pursuant to Section 6(b) of the
            Securities Act of 1933:                                $      None
                                                                   =============

            Please acknowledge receipt of this filing by stamping and returning to my messenger the duplicate copy of this letter.

                                            Very truly yours,


                                                /s/ Stephen G. Hill
                                            By:________________________
                                               Stephen G. Hill
                                               President
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